OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER CURRENT ASSETS
Schedule of movement of the allowance for credit losses related to other current assets

	Years ended December 31,
	2023	2024	2025
Balance at the beginning of the year	2,235	2,267	2,317
Allowance made during the year	—	—	19,786
Foreign exchange impact	32	50	(58)

Balance at the end of the year	2,267	2,317	22,045